Note 21 - Segment Information (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 21 - Segment Information (Details) [Line Items]
Number of Reportable Segments	2
Integrated Circuit Group [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 21 - Segment Information (Details) [Line Items]
Number of Reportable Segments		2
Number of Customers	2		1